Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Non-service costs
Non-service costs	$ 3,747	$ 520	$ 5,040	$ 328
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,795	3,614	6,060	7,228
Non-service costs
Interest cost	3,670	4,459	8,429	8,390
Expected return on plan assets	(3,088)	(7,005)	(10,211)	(14,011)
Amortization of net actuarial loss	2,060	111	1,744	223
Amortization of prior service credits	(412)	(156)	(390)	(311)
Amortization of regulatory assets/liability	1,194	3,091	4,271	5,157
Non-service costs	3,424	500	3,843	(552)
Net benefit cost	6,219	4,114	9,903	6,676
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,203	1,487	2,402	2,974
Non-service costs
Interest cost	1,834	1,625	3,618	3,251
Expected return on plan assets	(1,371)	(1,849)	(3,301)	(3,697)
Amortization of net actuarial loss	(424)	(38)	(476)	(77)
Amortization of prior service credits	(10)	(65)	(105)	(131)
Amortization of regulatory assets/liability	294	347	1,461	1,534
Non-service costs	323	20	1,197	880
Net benefit cost	$ 1,526	$ 1,507	$ 3,599	$ 3,854